INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
INCOME TAXES

6.             INCOME TAXES

(a) The provision for (recovery of) income taxes from continuing operations differs from the expense that would be obtained by applying Canadian statutory rates as a result of the following:

Years ended December 31,	2011	2010	2009
		(restated — note 20)
Expected income taxes at Canadian statutory rate of 28.25% (2010 — 31%; 2009 — 33%)	$15,400	$31,103	$(13,724)
Foreign rate differentials	(9,362)	(11,155)	(27,838)
Changes in enacted tax rates and legislation	—	—	(1,536)
Reversal of prior years’ provisions for uncertain tax positions	(250)	—	(173)
Non-deductible foreign currency translation loss on translation of the net investment in a foreign operation	—	—	2,573
Non-deductible expenses	1,623	1,452	1,818
Valuation allowance on provision relating to loans receivable from MEC	—	—	25,245
Impairment recovery relating to loans receivable from MEC	—	5,577	—
Purchase price consideration adjustment	—	(8,134)	—
Tax resulting from internal amalgamation (note 6(h))	(13,268)	12,745	—
Deconsolidation adjustment to the carrying value of MID’s investment in, and amounts due from, MEC	—	—	15,237
Other	1,175	2,204	443
	$(4,682)	$33,792	$2,045

(b)                                 The details of income (loss) before income taxes from continuing operations, by jurisdiction, are as follows:

Years ended December 31,	2011	2010	2009
		(restated — note 20)
Canadian	$(10,726)	$(3,808)	$(9,023)
Foreign	65,240	104,141	(32,564)
	$54,514	$100,333	$(41,587)

(c)                                  The details of the income tax expense (recovery) from continuing operations are as follows:

Years ended December 31,	2011	2010	2009
		(restated — note 20)
Current provision (recovery):
Canadian federal taxes	$(6,998)	$7,554	$1,272
Canadian provincial taxes	(4,983)	5,456	937
Foreign taxes	10,775	10,342	11,709
	(1,206)	23,352	13,918
Future provision (recovery):
Canadian federal taxes	475	(67)	(2,892)
Canadian provincial taxes	339	(47)	(2,132)
Foreign taxes	(4,290)	10,554	(6,849)
	(3,476)	10,440	(11,873)
	$(4,682)	$33,792	$2,045

(d)                                 A future income tax provision (recovery) from continuing operations has been recognized on temporary differences, which consist of the following:

Years ended December 31,	2011	2010	2009
		(restated — note 20)
Reductions in tax value of assets below book value	$(4,758)	$3,462	$(7,726)
Changes in enacted tax rates and legislation	—	—	(1,536)
Tax losses utilized	—	—	1,597
Impairment provision relating to loans receivable from MEC	—	5,577	(5,577)
Other	1,282	1,401	1,369
	$(3,476)	$10,440	$(11,873)

(e)                                  Future tax assets consist of the following temporary differences:

As at December 31,	2011	2010
		(restated — note 20)
Tax value of assets in excess of book value	$1,270	$2,629

(f)                                    Future tax liabilities consist of the following temporary differences:

As at December 31,	2011	2010
		(restated — note 20)
Book value of assets in excess of tax value	$25,371	$31,014
Other	4,347	6,737
	$29,718	$37,751

(g)                                 Net cash payments of income taxes amounted to $15.3 million for the year ended December 31, 2011 (2010 — $10.1 million; 2009 — $11.8 million).

(h)                                 The Company conducts operations in a number of countries with varying statutory rates of taxation. Judgement is required in the estimation of income taxes, and future income tax assets and liabilities, in each of the Company’s operating jurisdictions. This process involves estimating actual current tax exposure, assessing temporary differences that result from the different treatments of items for tax and accounting purposes, assessing whether it is more likely than not that future income tax assets will be realized and, based on all the available evidence, determining if a valuation allowance is required on all or a portion of such future income tax assets. The Company reports a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits in income tax expense.

During 2010, an internal amalgamation was undertaken with the unintended result of causing the Company to incur a $12.7 million tax liability which was recorded as a current tax expense during 2010. During the year ended December 31, 2011, the Ontario Superior Court of Justice accepted the Company’s application to have the amalgamation set aside and cancelled with the result that a current income tax recovery of $13.3 million was recorded during the year ended December 31, 2011.

As at December 31, 2011, the Company had $10.7 million (2010 — $10.4 million) of unrecognized income tax benefits (including $0.7 million (2010 — $1.0 million) of related accrued interest and penalties), all of which could ultimately reduce the Company’s effective tax rate. The Company is currently under audit in Canada, Austria and Mexico. Given the stage of completion of the audits, the Company is unable to estimate the range of any possible changes to the unrecognized income tax benefit that these audits may cause over the next year.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Years ended December 31,	2011	2010	2009
Unrecognized tax benefits balance, beginning of year	$10,444	$8,316	$6,538
Gross increases for tax positions of prior years	—	—	642
Gross decreases for tax positions of prior years	(250)	—	(173)
Gross increases for tax positions of current year	835	2,020	1,112
Lapse due to statute of limitations	—	—	(602)
Foreign currency impact	(326)	108	799
Unrecognized tax benefits balance, end of year	$10,703	$10,444	$8,316

For the year ended December 31, 2011, no interest and penalties were paid and recorded (2010 — nil; 2009 — nil) as part of the provision for income taxes in the consolidated statements of income (loss).

As at December 31, 2011, the following tax years remained subject to examination by the major tax jurisdictions:

Major Jurisdictions
Canada	2007 through 2011
United States	2007 through 2011
Mexico	2005 through 2011
Austria	2006 through 2011

At December 31, 2011, the Company had capital loss carryforwards totalling approximately $715.4 million that do not expire.